Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.00286	$ 0.00286
Common stock, shares issued	34,973,575	34,973,575
Common stock, shares, issued	5,912,223	5,912,223
Common stock, shares outstanding	5,912,223	5,912,223
Keyarch Acquisition Corporation [Member]
Common stock, shares, issued	2,377,318
Common stock, shares outstanding	2,377,318
Common stock, shares subject to possible redemption	2,377,318	11,500,000
Redemption price per share	$ 10.10
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Keyarch Acquisition Corporation [Member] | Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	180,000,000	180,000,000
Common stock, shares, issued	3,619,999	745,000
Common stock, shares outstanding	3,619,999	745,000
Common stock, shares subject to possible redemption	2,377,318	11,500,000
Redemption price per share	$ 10.87	$ 10.25
Keyarch Acquisition Corporation [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	20,000,000	20,000,000
Common stock, shares, issued	1	2,875,000
Common stock, shares outstanding	1	2,875,000